SUPPLEMENT TO THE PROSPECTUSES,
SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO U.S. EQUITY FUNDS
For the Wells Fargo Small Company Growth Fund (the “Fund”)

At a meeting held on August 10-12, 2020, the Board of Trustees of the Fund approved the reopening of the Fund to new investors effective September 1, 2020 (the “Reopening”).

All references to the Fund as “closed” in the Fund’s prospectuses, summary prospectuses and Statement of Additional Information are deleted effective upon the Reopening.

August 13, 2020	EGIT070/P904SP2